Income Taxes - Gross rollforward of deferred income tax assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Gross rollforward of deferred income tax assets, net
Deferred income tax account at beginning of period	$ 26,213,382	$ 17,132,915
Statement of income credit	(369,510)	1,574,610
Other comprehensive income ("OCI") credit	(619,304)	7,528,693
Tax credit	5,738,832
Reserve for low value	(861)
Disposed Operations		(22,836)
Deferred income tax account at end of period	$ 30,962,539	$ 26,213,382